BORROWINGS (Details) - USD ($)				1 Months Ended					4 Months Ended	12 Months Ended
		Apr. 13, 2023	Jul. 23, 2021	Apr. 30, 2025	Dec. 31, 2024	Nov. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Apr. 30, 2023
Borrowings, by type [Abstract]
Borrowings					$ 208,127,000				$ 208,127,000	$ 208,127,000		$ 0
Borrowings												22,618,000
Maturity date				24-month term
Repayment of principal borrowings										14,932,000		0		$ 0
Interest expense on borrowings										14,310,000		2,476,000		2,778,000
Reconciliation of Convertible Senior Notes [Abstract]
Proceeds from issuance of convertible notes										5,170,000		412,000		0
Carrying value of convertible notes at inception										22,618,000
Loss on extinguishment of convertible senior notes										8,172,000		0		$ 0
Balance at December 2024												22,618,000
Class A Ordinary Shares [Member]
Borrowings, by type [Abstract]
Equity component of convertible notes, converted										1,000
Issuance of shares during the period		60,281,185
Promissory Note [Member]
Borrowings, by type [Abstract]
Borrowings	[1]				14,907,000				14,907,000	$ 14,907,000
Borrowings	[1]											22,618,000
Interest rate			8.00%
Maturity date										July 21, 2025
Debt conversion price (in dollars per share)			$ 0.0632
Equity component of convertible notes, converted			$ 683,000
Repayment of principal borrowings												7,000,000
Gain recognized from modification of convertible debt										$ 481,000
Unamortized discount					93,000				93,000	93,000		382,000
Aggregate principal amount					8,000,000				8,000,000	8,000,000
Reconciliation of Convertible Senior Notes [Abstract]
Proceeds from issuance of convertible notes			$ 30,000,000
Carrying value of convertible notes at inception	[1]									$ 22,618,000
Balance at December 2024	[1]											22,618,000
Promissory Note [Member] | Class A Ordinary Shares [Member]
Borrowings, by type [Abstract]
Debt conversion price (in dollars per share)						$ 7.366		$ 7.366							$ 7.366
Shares issued upon conversion of debt (in shares)						1,086,070		1,086,070		1,086,070
Aggregate principal amount						$ 8,000,000		$ 8,000,000
August 2024 Convertible Senior Notes [Member]
Borrowings, by type [Abstract]
Borrowings	[2]				32,503,000				32,503,000	$ 32,503,000
Borrowings					32,503,000		$ 54,091,000		32,503,000	$ 32,503,000		0	[2]
Interest rate							8.50%
Frequency of interest payment							semi-annually
Period of interest payment										February 15
Maturity date										August 15, 2029
Debt conversion price (in dollars per share)							$ 117.0207
Debt conversion integral multiple amount							$ 1,000
Unamortized discount					65,200,000				65,200,000	$ 65,200,000
Interest expense on borrowings										7,600,000
Aggregate principal amount					74,800,000				74,800,000	74,800,000
Repayment of liabilities										16,600,000
Reconciliation of Convertible Senior Notes [Abstract]
Proceeds from issuance of convertible notes							172,500,000
Less: transaction costs										(6,204,000)
Less: fair value of embedded derivative										(112,205,000)
Carrying value of convertible notes at inception									54,091,000	0	[2]
Amortized debt discount									2,902,000
Debt extinguishment									(24,490,000)
Balance at December 2024					32,503,000		54,091,000		32,503,000	$ 32,503,000		0	[2]
August 2024 Convertible Senior Notes [Member] | Interest Rate Period One [Member]
Borrowings, by type [Abstract]
Period of interest payment										August 15
August 2024 Convertible Senior Notes [Member] | Class A Ordinary Shares [Member]
Borrowings, by type [Abstract]
Debt conversion integral multiple amount							$ 1,000
Issuance of shares during the period										9,160,220
November 2024 Convertible Senior Notes [Member]
Borrowings, by type [Abstract]
Borrowings	[3]				160,717,000				160,717,000	$ 160,717,000
Borrowings					160,717,000	$ 158,488,000			160,717,000	$ 160,717,000		0	[3]
Interest rate						5.25%
Frequency of interest payment										semi-annually
Period of interest payment										June 1
Maturity date										December 1, 2029
Debt conversion integral multiple amount						$ 1,000
Unamortized discount					239,300,000				239,300,000	$ 239,300,000
Interest expense on borrowings										4,200,000
Repurchased price percentage						100.00%
Reconciliation of Convertible Senior Notes [Abstract]
Proceeds from issuance of convertible notes						$ 400,000,000
Less: transaction costs										(13,214,000)
Less: fair value of embedded derivative										(228,298,000)
Carrying value of convertible notes at inception					158,488,000					0	[3]
Amortized debt discount					2,229,000
Balance at December 2024					$ 160,717,000	$ 158,488,000			$ 160,717,000	$ 160,717,000		$ 0	[3]
November 2024 Convertible Senior Notes [Member] | Interest Rate Period One [Member]
Borrowings, by type [Abstract]
Period of interest payment										December 1
November 2024 Convertible Senior Notes [Member] | Class A Ordinary Shares [Member]
Borrowings, by type [Abstract]
Debt conversion price (in dollars per share)						$ 62.7126

[1]	Promissory note
[2]	August 2024 convertible senior notes
[3]	November 2024 convertible senior notes